Fair Value of Financial Instruments (Details) - Recurring - Money market funds - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Instruments
Cash and cash equivalents	$ 50,055	$ 47,858	$ 57,974
Level 1
Fair Value of Financial Instruments
Cash and cash equivalents	$ 50,055	$ 47,858	$ 57,974